Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 97.9%
Apparel — 3.0%
LVMH Moet Hennessy Louis Vuitton S.E.	745	$562,349
NIKE, Inc., Class B	14,490	1,385,534
		1,947,883
Auto Parts & Equipment — 1.6%
Aptiv PLC*	10,641	1,049,096
Beverages — 1.2%
PepsiCo, Inc.	4,596	778,746
Chemicals — 1.7%
The Sherwin-Williams Co.	4,220	1,076,311
Commercial Services — 4.4%
Equifax, Inc.	2,304	422,047
Gartner, Inc.*	3,214	1,104,363
Moody's Corp.	2,769	875,475
Verisk Analytics, Inc.	1,960	463,030
		2,864,915
Computers — 9.8%
Accenture PLC, Class A	8,545	2,624,255
Apple, Inc.	21,699	3,715,086
		6,339,341
Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	2,866	203,801
The Estee Lauder Cos., Inc., Class A	5,826	842,149
		1,045,950
Diversified Financial Services — 7.6%
Brookfield Asset Management Ltd., Class A	16,063	535,256
Mastercard, Inc., Class A	2,118	838,537
The Charles Schwab Corp.	11,643	639,201
Visa, Inc., Class A	12,564	2,889,846
		4,902,840
Electric — 1.2%
Xcel Energy, Inc.	13,233	757,192
Electrical Components & Equipment — 0.8%
Schneider Electric S.E.	2,958	487,455
Electronics — 8.0%
Agilent Technologies, Inc.	10,536	1,178,135
Amphenol Corp., Class A	19,560	1,642,844
Fortive Corp.	10,479	777,123
Hubbell, Inc.	2,187	685,428
TE Connectivity Ltd.	7,039	869,528
		5,153,058
Food — 1.5%
McCormick & Co., Inc.	12,880	974,243
Healthcare Products — 7.5%
Abbott Laboratories	5,494	532,094
Boston Scientific Corp.*	22,991	1,213,925
	Number of Shares	Value†

Healthcare Products — (continued)
Danaher Corp.	3,047	$755,960
STERIS PLC	5,657	1,241,259
Stryker Corp.	966	263,979
Thermo Fisher Scientific, Inc.	1,599	809,366
		4,816,583
Healthcare Services — 2.2%
ICON PLC*	5,891	1,450,659
Household Products & Wares — 2.5%
Church & Dwight Co., Inc.	17,585	1,611,314
Insurance — 3.8%
Aon PLC, Class A	4,970	1,611,373
Marsh & McLennan Cos., Inc.	4,492	854,828
		2,466,201
Internet — 7.4%
Alphabet, Inc., Class A*	30,871	4,039,779
Tencent Holdings Ltd.	19,500	755,897
		4,795,676
Machinery — Diversified — 1.2%
Otis Worldwide Corp.	9,697	778,766
Media — 1.1%
The Walt Disney Co.*	9,161	742,499
Miscellaneous Manufacturing — 1.6%
Eaton Corp. PLC	4,890	1,042,939
Pharmaceuticals — 2.1%
Becton Dickinson & Co.	3,734	965,351
The Cigna Group.	1,408	402,787
		1,368,138
Retail — 4.1%
Ross Stores, Inc.	10,227	1,155,140
Starbucks Corp.	6,515	594,624
The TJX Cos., Inc.	10,003	889,066
		2,638,830
Semiconductors — 4.3%
Analog Devices, Inc.	7,992	1,399,319
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,340	898,546
Texas Instruments, Inc.	2,884	458,585
		2,756,450
Software — 16.4%
Adobe, Inc.*	1,884	960,651
Electronic Arts, Inc.	4,037	486,055
Fiserv, Inc.*	7,810	882,218
Microsoft Corp.	26,239	8,284,964
		10,613,888

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — 1.3%
Canadian Pacific Kansas City Ltd.	11,174	$831,457
TOTAL COMMON STOCKS (Cost $48,299,118)		63,290,430

REAL ESTATE INVESTMENT TRUSTS — 1.7%
Diversified — 1.7%
American Tower Corp. (Cost $1,398,180)	6,510	1,070,569

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%) (Cost $298,093)	298,093	298,093
TOTAL INVESTMENTS — 100.0% (Cost $49,995,391)		$64,659,092
Other Assets & Liabilities — (0.0)%		(25,057)
TOTAL NET ASSETS — 100.0%		$64,634,035

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
S.E.— Societas Europaea.
Country Weightings as of 9/30/2023††
United States	86%
Ireland	8
Canada	2
France	2
Taiwan	1
China	1
Total	100%
††	% of total investments as of September 30, 2023.
2